                     [DIVERSIFIED INVESTMENT ADVISORS LETTERHEAD]



May 18, 2001

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      KEYNOTE SERIES ACCOUNT
         REGISTRATION STATEMENT ON FORM N-4
         (FILE NOS. 33-19836 AND 811-5457)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned statement of additional information and prospectus that was filed by the Registrant on behalf of the Variable Funds pursuant to Rule 485(b) upon the effectiveness of post effective amendment no. 20 to the registration statement on Form N-4 (File No. 33-19836) ("the Amendment") does not differ in any way from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Variable Funds and was filed electronically on April 30, 2001.

Please direct any comments or questions concerning this certificate to the undersigned at (914) 697-8980.

Very truly yours,


Robert F. Colby
--------------------
Vice President &
General Counsel